Taxation - Summary of Reconciliations of the Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income tax expenses and share of results of equity method investees	¥ (5,830,975)	¥ (10,393,705)	¥ (9,118,358)
Income tax credit computed at the PRC statutory income tax rate of 25%	(1,457,744)	(2,598,426)	(2,279,590)
Effect of preferential tax rate	29,108	29,362	202,968
Tax-free income	(9,110)	(33,657)	(14,000)
Effect of change in tax rate	1,054,824	(79,401)	16,554
Effect of different tax rate of different jurisdictions	(127,510)	114,036	322,514
Effect of additional deduction for qualified R&D expenses	(815,144)	(1,184,717)	(515,288)
Non-deductible expenses	512,324	(230,127)	92,906
Other adjustments	150,721	(494,696)	0
Changes in valuation allowance	592,751	4,514,436	2,198,667
Income tax expenses (benefit)	¥ (69,780)	¥ 36,810	¥ 24,731